Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [text block] [Abstract]
Schedule of transactions with related parties [table text block]
	Year ended on December 31,
	2019	2018	2017
	USD in thousands
Benefits to related parties:
Payroll and related expenses to related parties employed by the Company* (2019: 2 recipients; 2018 and 2017: 1 recipients)	389	621	478
Compensation to directors (2019:5 recipients, 2018:8 recipients, 2017: 3 recipients) **	326	131	71

Directors’ and Officers’ insurance	158	91	71
Consultant services (see 4g and 4e below)	404	-	-

Schedule of compensation to key management personnel [table text block]
	Year ended on December 31,
	2019	2018	2017
	USD in thousands
For employment services:
Payroll and other short-term benefits	328*	597**	467***
Share based payments	61	24	11
	389	621	478

Schedule of balances with related parties [text text block]
	December 31,
	2019	2018
	USD in thousands
Current liabilities, presented in the balance sheets among “accrued compensation expenses”:
Directors fee	36	25
Consultant services	204	-
Payroll, provision for bonus and for termination of employment	52	246
	292	271